Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Apr. 16, 2012	Apr. 10, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	BALTIA AIR LINES INC
Document Type	10-K
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding			1,909,599,529
Entity Public Float		$ 717,372,685
Amendment Flag	false
Entity Central Index Key	0000869187
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

Balance Sheet - December 31, 2012 (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current Assets
Cash	$ 57,390	$ 52,840
Prepaid expenses		50,160
Total current assets	57,390	103,000
Property & Equipment:
Equipment	3,513,526	3,011,308
Accumulated depreciation	(109,268)	(92,782)
Net property & equipment	3,404,258	2,918,526
Other Assets:
Security deposit and other	317,293	240,000
Total Assets	3,778,941	3,261,526
Current Liabilities:
Accounts payable	205,285	100,000
Accrued expenses	112,125	8,625
Total current liabilities	317,410	108,625
Long-term debt, net of discount	1,003,941	865,948
66,500 issued & outstanding	665	665
1,718,031,382 issued & outstanding (1,118,814,994 in 2011)	171,803	111,881
Additional paid in capital	76,933,560	51,747,347
Deficit accumulated during development stage	(74,648,438)	(49,572,940)
Total stockholders’ equity	2,457,590	2,286,953
Total Liabilities and stockholders’ equity	$ 3,778,941	$ 3,261,526

Statement of Operations (USD $)	12 Months Ended		268 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Costs & Expenses:
General & administrative	$ 24,323,228	$ 18,560,838	$ 69,648,220
FAA certification costs	490,851	804,418	2,524,147
Training			225,637
Depreciation	16,486	6,924	354,940
Other			569,394
Interest expense (income)	241,493	19,504	1,311,218
Total Costs & Expenses	25,072,058	19,391,684	74,633,556
Loss before income taxes	(25,072,058)	(19,391,684)	(74,633,556)
Income taxes	3,439	2,843	14,882
Deficit Accumulated During Development Stage	$ (25,075,497)	$ (19,394,527)	$ (74,648,438)
Per share amounts:
Loss (in Dollars per share)	$ (0.02)	$ (0.02)
Weighted Average Shares Outstanding (in Shares)	1,416,885,867	913,981,784

Statement of Cash Flows (USD $)	12 Months Ended		268 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Deficit Accumulated During Development Stage	$ (25,075,497)	$ (19,394,527)	$ (74,648,439)
Depreciation	16,486	6,924	354,940
Amortization of loan discount	137,993	10,925	148,918
Expenses paid by issuance of common stock and options	17,438,892	15,009,850	49,463,157
(Increase) decrease in prepaid expenses	50,160	(50,160)	400,301
Increase in accounts payable & accrued expenses	208,785	8,624	3,468,891
Cash flows used by operating activities >:	(7,223,181)	(4,408,364)	(20,812,232)
Purchase of equipment	(502,217)	(2,266,147)	(3,696,583)
Security deposits	(77,293)	(240,000)	(317,293)
Cash used in investing activities	(579,510)	(2,506,147)	(4,013,876)
Proceeds from issuance of common stock	7,807,242	4,377,454	23,288,979
Proceeds from issuance of preferred stock			2,753
Loans from related parties			1,351,573
Repayment of related party loans			(368,890)
Proceeds of long-term debt		1,150,000	1,109,183
Acquisition of treasury stock			(500,100)
Cash generated by financing activities	7,807,242	5,527,454	24,883,498
Change in cash	4,550	(1,387,057)	57,390
Cash-beginning of period	52,840	1,439,897
Cash-end of period	$ 57,390	$ 52,840	$ 57,390

Statement of Stockholders' Equity (USD $)	Preferred Stock [Member]	Preferred Stock Including Additional Paid in Capital [Member] USD ($)	Common Stock [Member] USD ($)	Common Class A [Member] USD ($)	Additional Paid-in Capital [Member] USD ($)	Accumulated Deficit during Development Stage [Member] USD ($)
Balance at December 31, 20 at Dec. 31, 2007		$ 665,000,000		$ 27,945,000,000	$ 16,233,527,000,000	$ (14,254,326,000,000)
(in Shares)	66,500		355,767,159
Proceeds from Exercise of Warrants and Options				4,600,000,000
Warrants and Options Issued (in Shares)			46,000,000
Proceeds from Stock issued and issuable for cash				82,000,000	46,368,000,000
Stock Issued			816,625
Proceeds from Stock issued for serviices				2,950,000,000	673,000,000,000
Stock Issued (in Shares)			29,500,000
Options issued for Services (in Shares)					1,764,099,000,000
Net Loss						(3,748,537,000,000)
Balance at December 31, 20 at Dec. 31, 2008		665,000,000		35,577,000,000	18,716,994,000,000	(18,002,863,000,000)
(in Shares)	66,500		743,580,039
Proceeds from Exercise of Warrants and Options				3,200,000,000
Warrants and Options Issued (in Shares)			32,000,000
Proceeds from Stock issued and issuable for cash				15,403,000,000	3,686,497,000,000
Stock Issued			154,034,244
Proceeds from Stock issued for serviices				20,078,000,000	9,430,413,000,000
Stock Issued (in Shares)			200,778,636
Options issued for Services (in Shares)					243,787,000,000
Stock issued to purchase airplane			1,000,000	100,000,000	24,900,000,000
Net Loss						(12,175,550,000,000)
Balance at December 31, 20 at Dec. 31, 2009		665,000,000		74,358,000,000	32,102,591,000,000	(30,178,413,000,000)
(in Shares)	66,500		1,118,814,994
Proceeds from Stock issued and issuable for cash				11,578,000,000	4,365,876,000,000
Stock Issued			115,776,464
Proceeds from Stock issued for serviices				25,266,000,000	14,984,584,000,000
Stock Issued (in Shares)			252,658,491
Fair Value of options issued as loan incentive				-	92,745
Stock issued as loan incentive				680,000,000	201,552,000,000
Stock issued as loan incentive			6,800,000
Net Loss						(19,394,527,000,000)
Balance at December 31, 20 at Dec. 31, 2010		665,000,000		111,881,000,000	51,747,348,000,000	(49,572,940,000,000)
(in Shares)	66,500		1,718,031,382
Proceeds from Stock issued and issuable for cash				24,137,000,000	7,783,105,000,000
Stock Issued			241,369,947
Proceeds from Stock issued for serviices				35,786,000,000	17,403,106,000,000
Stock Issued (in Shares)			357,846,441
Net Loss						(25,075,498,000,000)
Balance at December 31, 20 at Dec. 31, 2011		$ 665,000,000		$ 171,804,000,000	$ 76,933,559,000,000	$ (74,648,438,000,000)

BALTIA AIR LINES, INC.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIESDECEMBER 31, 2011	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Text Block]

BALTIA AIR LINES, INC.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
DECEMBER 31, 2011

Basis of Presentation>:  The financial statements have been presented in a “development stage” format. Since inception, our primary activities have been raising of capital, obtaining financing and of obtaining route authority and approval from the DOT and the FAA. We have not commenced our principal revenue producing activities.

Use of Estimates:  >The preparation of financial statements in conformity with generally accepted accounting principles requires our management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from the estimates.

Cash and Cash Equivalents:  >For financial statement presentation purposes, we consider those short-term, highly liquid investments with original maturities of three months or less to be cash or cash equivalents.

Fair Value of Financial Instruments:  FASB ASC 825, “Financial Instruments,” requires entities to disclose the fair value of financial instruments, both assets and liabilities recognized and not recognized on the balance sheet, for which it is practicable to estimate fair value. FASB ASC 825 defines fair value of a financial instrument as the amount at which the instrument could be exchanged in a current transaction between willing parties. At December 31, 2011 and 2010, the carrying value of certain financial instruments (cash and cash equivalents, accounts payable and accrued expenses.) approximates fair value due to the short-term nature of the instruments or interest rates, which are comparable with current rates.

Fair Value Measurements: FASB ASC 820 defines fair value and establishes a framework for measuring fair value and establishes a fair value hierarchy which prioritizes the inputs to the inputs to the valuation techniques. Fair value is the price that would be received to sell an asset or amount paid to transfer a liability in an orderly transaction between market participants at the measurement date. A fair value measurement assumes that the transaction to sell the asset or transfer the liability occurs in the principal market for the asset or liability or, in the absence of a principal market, the most advantageous market. Valuation techniques that are consistent with the market, income or cost approach, as specified by FASB ASC 820, are used to measure fair value.

Fair Value Hierarchy

FASB ASC 820 specifies a hierarchy of valuation techniques based upon whether the inputs to those valuation techniques reflect assumptions other market participants would use based upon market data obtained from independent sources (observable inputs), or reflect the Company’s own assumptions of market participant valuation (unobservable inputs). In accordance with FASB ASC 820, these two types of inputs have created the following fair value hierarchy:

	Level 1 – Quoted prices in active markets that are unadjusted and accessible at the measurement date for identical, unrestricted assets or liabilities.


Level 2 – Quoted prices for identical assets and liabilities in markets that are not active, quoted prices for similar assets and liabilities in active markets or financial instruments for which significant inputs are observable, either directly or indirectly.

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

 FASB ASC 820 requires the use of observable market data if such data is available without undue cost and effort.

Measurement of Fair Value

The Company measures fair value as an exit price using the procedures described below for all assets and liabilities measured at fair value. When available, the Company uses unadjusted quoted market prices to measure fair value and classifies such items within Level 1. If quoted market prices are not available, fair value is based upon internally developed models that use, where possible, current market-based or independently-sourced market parameters such as interest rates and currency rates. Items valued using internally generated models are classified according to the lowest level input or value driver that is significant to the valuation. Thus, an item may be classified in Level 3 even though there may be inputs that are readily observable. If quoted market prices are not available, the valuation model used generally depends on the specific asset or liability being valued. The determination of fair value considers various factors including interest rate yield curves and time value underlying the financial instruments.

Property and Equipment: >Property and equipment are recorded at cost. Depreciation is computed using the straight-line method over the estimated useful lives of the assets, generally 5-15 years. Expenditures for renewals and betterments are capitalized. Expenditures for minor items, repairs and maintenance are charged to operations as incurred. Gain or loss upon sale or retirement due to obsolescence is reflected in the operating results in the period the event takes place.

Valuation of Long-Lived Assets: We review the recoverability of our long-lived assets, including buildings, equipment and intangible assets, when events or changes in circumstances occur that indicate that the carrying value of the asset may not be recoverable. The assessment of possible impairment is based on our ability to recover the carrying value of the asset from the expected future pre-tax cash flows (undiscounted and without interest charges) of the related operations. If these cash flows are less than the carrying value of such asset, an impairment loss is recognized for the difference between estimated fair value and carrying value. Our primary measure of fair value is based on discounted cash flows. The measurement of impairment requires management to make estimates of these cash flows related to long-lived assets, as well as other fair value determinations.

We amortize the costs of other intangibles (excluding goodwill) over their estimated useful lives unless such lives are deemed indefinite. Amortizable intangible assets are tested for impairment based on undiscounted cash flows and, if impaired, written down to fair value based on either discounted cash flows or appraised values. Intangible assets with indefinite lives are tested for impairment, at least annually, and written down to fair value as required.

Comprehensive Income: > Comprehensive income is defined as changes in the equity of an enterprise except those resulting from shareholder transactions. The amounts shown on our statement of stockholders’ equity relate to the cumulative effect of minimum pension liabilities, translation adjustments, and unrealized gain or loss on securities.

Stock-Based Compensation Plans: > Stock-based awards are accounted for using the fair value method in accordance with ASC 718, Share-Based Payments, and EITF Issue No. 96-18, Accounting for Equity Instruments that are Issued to Other Than Employees for Acquiring, or in Conjunction with Selling Goods or Services. Our primary type of share-based compensation consists of stock options. We use the Black-Scholes option pricing model in valuing options. The inputs for the valuation analysis of the options include the market value of the Company’s common stock, the estimated volatility of the Company’s common stock, the exercise price of the warrants and the risk free interest rate.

Year	Interest Rate	Dividend Yield	Expected Volatility	Expected Life in Years
2010	4.4%	0.00%	200%	1
2011	3.0%	0.00%	200%	5

Accounting For Obligations And Instruments Potentially To Be Settled In The Company’s Own Stock.

We account for obligations and instruments potentially to be settled in the Company’s stock in accordance with EITF Issue No. 00-19, Accounting for Derivative Financial Instruments Indexed To, and Potentially Settled In a Company’s Own Stock. This issue addresses the initial balance sheet classification and measurement of contracts that are indexed to, and potentially settled in, the Company’s own stock.>

Under EITF Issue No. 00-19 contracts are initially classified as equity or as either assets or liabilities, in the following situations:

Equity

· Contracts that require physical settlement or net-share settlement; and

· Contracts that give the company a choice of net-cash settlement or settlement in its own shares (physical settlement or net-share settlement), assuming that all the criteria for equity classification have been met.

Assets or Liabilities

· Contracts that require net-cash settlement (including a requirement to net-cash settle the contract if an event occurs and if that event is outside the control of the company); and

· Contracts that give the counterparty a choice of net-cash settlement or settlement in shares (physical settlement or net-share settlement).

All contracts are initially measured at fair value and subsequently accounted for based on the current classification. Contracts initially classified as equity do not recognize subsequent changes in fair value as long as the contracts continue to be classified as equity. For contracts classified as assets or liabilities, the Company reports changes in fair value in earnings and discloses these changes in the financial statements as long as the contracts remain classified as assets or liabilities. If contracts classified as assets or liabilities are ultimately settled in shares, any previously reported gains or losses on those contracts continue to be included in earnings. The classification of a contract is reassessed at each balance sheet date.

In accordance with EITF Issue No. 00-19, a transaction which includes a potential for net-cash settlement, including liquidated damages, requires that derivative financial instruments, including warrants and additional investment rights, initially be recorded at fair value as an asset or liability and subsequent changes in fair value be reflected in the statement of operations. The recorded value of the liability for such derivatives can fluctuate significantly based on fluctuations in the market value of the underlying common stock of the issuer of the derivative instruments, as well as in the volatility of the stock price during the term used for observation and the remaining term.

Earnings per Common Share: Basic earnings per share is computed by dividing income available to common shareholders (the numerator) by the weighted-average number of common shares outstanding (the denominator) for the period. Diluted earnings per share assume that any dilutive convertible securities outstanding were converted, with related preferred stock dividend requirements and outstanding common shares adjusted accordingly. It also assumes that outstanding common shares were increased by shares issuable upon exercise of those stock options for which market price exceeds the exercise price, less shares which could have been purchased by us with the related proceeds. In periods of losses, diluted loss per share is computed on the same basis as basic loss per share as the inclusion of any other potential shares outstanding would be anti-dilutive.

Income Taxes: > We have adopted ASC 740, Accounting for Income Taxes. Pursuant to ASC 740, we are required to compute tax asset benefits for net operating losses carried forward. The potential benefits of net operating losses have not been recognized in these financial statements because the Company cannot be assured it is more likely than not it will utilize the net operating losses carried forward in future years.

We must make certain estimates and judgments in determining income tax expense for financial statement purposes. These estimates and judgments occur in the calculation of certain tax assets and liabilities, which arise from differences in the timing of recognition of revenue and expense for tax and financial statement purposes.

Deferred tax assets and liabilities are determined based on the differences between financial reporting and the tax basis of assets and liabilities using the tax rates and laws in effect when the differences are expected to reverse. ASC 740 provides for the recognition of deferred tax assets if realization of such assets is more likely than not to occur. Realization of our net deferred tax assets is dependent upon our generating sufficient taxable income in future years in appropriate tax jurisdictions to realize benefit from the reversal of temporary differences and from net operating loss, or NOL, carryforwards. We have determined it more likely than not that these timing differences will not materialize and have provided a valuation allowance against substantially all of our net deferred tax asset. Management will continue to evaluate the realizability of the deferred tax asset and its related valuation allowance. If our assessment of the deferred tax assets or the corresponding valuation allowance were to change, we would record the related adjustment to income during the period in which we make the determination. Our tax rate may also vary based on our results and the mix of income or loss in domestic and foreign tax jurisdictions in which we operate.

In addition, the calculation of our tax liabilities involves dealing with uncertainties in the application of complex tax regulations. We recognize liabilities for anticipated tax audit issues in the U.S. and other tax jurisdictions based on our estimate of whether, and to the extent to which, additional taxes will be due. If we ultimately determine that payment of these amounts is unnecessary, we will reverse the liability and recognize a tax benefit during the period in which we determine that the liability is no longer necessary. We will record an additional charge in our provision for taxes in the period in which we determine that the recorded tax liability is less than we expect the ultimate assessment to be.

ASC 740 which requires recognition of estimated income taxes payable or refundable on income tax returns for the current year and for the estimated future tax effect attributable to temporary differences and carry-forwards. Measurement of deferred income tax is based on enacted tax laws including tax rates, with the measurement of deferred income tax assets being reduced by available tax benefits not expected to be realized

Uncertain Tax Positions

The Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109, Accounting for Income Taxes” (“FIN No. 48”) which was effective for the Company on January 1, 2007. FIN No. 48 addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the financial statements. Under FIN No. 48, the Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities based on the technical merits of the position. The tax benefits recognized in the financial statements from such position should be measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. FIN No. 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods and disclosure requirements.

Our federal and state income tax returns are open for fiscal years ending on or after December 31, 2006. We are not under examination by any jurisdiction for any tax year. At December 31, 2011 we had no material unrecognized tax benefits and no adjustments to liabilities or operations were required under FIN 48.

Recent Accounting Pronouncements:

Recently Adopted Standards

In May 2011, the FASB issued ASC update No. 2011-04, Fair Value Measurement (Topic 820), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The amendments in this update result in common fair value measurement and disclosure requirements in US generally accepted accounting principles ("U.S. GAAP") and International Financial Reporting Standards ("IFRS"). Consequently, the amendments converge the fair value measurement guidance in U.S. GAAP and IFRS. Some of the amendments clarify the application of existing fair value measurement requirements, while other amendments change a particular principle in ASC 820. The amendments in this update that change a particular principle or requirement for measuring fair value or disclosing information about fair value measurements include the following: 1) measuring the fair value of financial instruments that are managed within a portfolio, 2) application of premiums and discounts in a fair value measurement, and 3) additional disclosures about fair value measurements. The amendments in this update are to be applied prospectively and are effective during interim and annual periods beginning after December 15, 2011. We do not believe that adoption of this update will have a material impact on our financial statements.

In June 2011, the FASB issued ASC update No. 2011-05, Comprehensive Income (Topic 220), Presentation of Comprehensive Income. The FASB decided to eliminate the option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity, among other amendments in this update. The amendments require that all non-owner changes in stockholder’s equity be presented in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, the Company is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The statement of other comprehensive income should immediately follow the statement of net income and include the components of other comprehensive income and total for other comprehensive income, along with a total for comprehensive income.

The entity is also required to present on the face of the financial statements reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statement(s) where the components of net income and the components of comprehensive income are presented. The amendments in this update should be applied retrospectively, and are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011.

BALTIA AIR LINES, INC.NOTES TO FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

BALTIA AIR LINES, INC.
NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2011

1. Organization and Operations

The Company was formed as a U.S. airline on August 24, 1989 in the State of New York. Our objective is to provide scheduled air transportation from the U.S. to Russia, the Baltic States and Ukraine. In 1991, the Department of Transportation (DOT) granted the Company routes to provide non-stop passenger, cargo and mail service from JFK to St. Petersburg and from JFK to Riga, with online service to Minsk, Kiev and Tbilisi as well as back up service to Moscow. We have two registered trademarks "BALTIA" and "VOYAGER CLASS," and five trademarks subject to registration. Our activities to date have been devoted principally to raising capital, obtaining route authority and approval from the DOT and the FAA, training crews, and conducting market research to develop the Company's marketing strategy.

We intend to operate as a Part 121 carrier, a heavy jet operator.   As such, following certification we will be required to maintain our air carrier standards as prescribed by DOT and FAA regulation and as specified in the FAA approved Company manuals.   As part of its regulatory compliance we will be required to submit periodic reports of our operations to the DOT.

2. Property and Equipment

A summary of property & equipment is as follows:

	Estimated Useful Life	2011	2010
Airplanes (2)	10-15 years	$3,257,085	$2,851,347
Office equipment and other	5-7 years	256,441	159,961
Less accumulated depreciation		(109,268)	(92,782)
Net		3,404,258	2,918,526
Current depreciation expense		$16,486	$6,924

3. Stockholders' Equity

Description of Securities

Common Stock: We have been authorized 2,000,000,000 shares of Common Stock at $.0001 par value per share. As of December 31, 2011, a total of 1.718,031,382 shares of Common Stock were issued and outstanding and held by over 500 shareholders. In addition, we have granted options and warrants to issue up to approximately 133,800,000 more shares of our common stock. Holders of Common Stock are entitled to receive dividends, when and if declared by the board of directors, subject to prior rights of holders of any Preferred Stock then outstanding and to share ratably in the net assets of the company upon liquidation. Holders of Common Stock do not have preemptive or other rights to subscribe for additional shares. The Certificate of Incorporation does not provide for cumulative voting. Shares of Common Stock have equal voting, dividend, liquidation and other rights, and have no preference, exchange or appraisal rights.

Preferred Stock: We are authorized to issue up to a maximum of 2 million shares (66,500 shares outstanding) of Preferred Stock. We can issue these shares as our board of directors shall from time to time fix by resolution. Our Preferred Stock is not entitled to share in any dividends declared on the Common Stock and has no voting rights. Each share is convertible in to 3 shares of Common. The liquidation preference is set by this conversion formula and results in a pro rata claim on the Company’s assets based upon the underlying common shares issuable (199,500) upon conversion.

Recent Issuance of Unregistered Securities

2011:

Stock Issued for Cash

We issued 241,369,947 shares of our common stock in exchange for receiving a total of $7,807,242 in cash net of offering expenses of. The shares are registered and not subject to restrictions as to transferability.

Stock Issued for Services

We issued 357,846,441 shares of our common stock in exchange for services. The shares were valued at $17,438,892 or about $0.049 per share which reflected the weighted average market value at the time of issuance. 148,500,000 of the shares valued at approximately $7.2 million were issued to Igor Dmitrowsky our president.

2010:

Stock Issued for Cash

We issued 115,776,464 shares of our common stock in exchange for receiving a total of $4,377,454 in cash net of offering expenses of. The shares are registered and not subject to restrictions as to transferability.

Stock Issued for Services

We issued 252,658,491 shares of our common stock in exchange for services. The shares were valued at $15,009,850 or about $0.059 per share which reflected the weighted average market value at the time of issuance. 149,000,000 of the shares valued at approximately $8.8 million were issued to Igor Dmitrowsky our president. We also issued 6.8 million shares valued at $202,000 as a debt incentive.

Summary of Option Activity

The following table provides summary information on options issued by our company in unapproved equity compensation plans; the warrants exercised to date; the warrants that are presently exercisable and the current exercise prices of such warrants.

	All Plan & Non-Plan Compensatory Type Options
		Weighted average exercise price	Weighted average remaining contractual term (years)	Aggregate intrinsic value*

	Shares
Options outstanding at December 31, 2009	28,979,318	$0.02
Granted	3,400,000	$0.10
Exercised	-	Nil
Lapsed	-	$0.00
Options outstanding at December 31, 2010	32,379,318	$0.03	2.7	$1,727,949
Granted	-	$0.00
Exercised	-	$0.00
Lapsed	(26,822,500)	$0.00
Options outstanding at December 31, 2011	5,556,818	$0.07	3.6	$111,073
Options exercisable at December 31, 2011	5,556,818	$0.07	3.6	$111,073
* Amount by which the fair value of the stock at the balance sheet date exceeds the exercise price

  The following table summarizes the status of the Company's aggregate warrants as of December 31, 2011:

	Options Outstanding			Options Exercisable
Range of exercise prices	Shares	weighted average exercise price	Weighted average remaining life in months	Shares	weighted average exercise price

$ 0.01-$ 0.05	3,276,818	$0.01	39.9	3,276,818	$0.01
$ 0.06-$ .25	2,280,000	$0.17	48.0	2,280,000	$0.17

Total Shares	5,556,818			5,556,818

4. Income Taxes

The Company has approximately $ 18.6 million in available net operating loss carryovers available to reduce future income taxes. These carryovers expire at various dates through the year 2032. The Company has adopted ASC 740, Accounting for Income Taxes which provides for the recognition of a deferred tax asset based upon the value the loss carry-forwards will have to reduce future income taxes and management's estimate of the probability of the realization of these tax benefits. We have determined it more likely than not that these timing differences will not materialize and have provided a valuation allowance against our entire net deferred tax asset of approximately $6.1 million.

Utilization of federal and state NOL and tax credit carry-forwards may be subject to a substantial annual limitation due to the ownership change limitations provided by the Internal Revenue Code of 1986, as amended, and similar state provisions. The annual limitation may result in the expiration of NOL and tax credit carry-forwards before full utilization.

5. Commitments and Contingencies

Facilities: The Company leases office space for its administrative offices, under three month to month agreements, at a combined monthly rental of approximately $27,000. In 2011 and 2010 expense was $336,979 and $387,898 respectively.

6. Long-Term Debt-Related Party:

On December 1, 2010, the Company entered into a loan arrangement with a company owned or controlled by one of our directors for a total amount of $1,150,000. The Company issued a note bearing interest at 9% per annum payable quarterly and a maturity date of March 31, 2013. The Company will be obligated to repay the note prior to the maturity date upon raising $4 million or from the proceeds of operating revenue. As a loan inducement the Company issued 6.8 million shares of common stock and 3.4 million warrants. A placement fee of $50,000 was paid from the proceeds of this loan. The note is secured by both aircraft up to a limit of $2.9 million.

The Company recorded the relative fair value of the shares and warrants of $294,297 as additional paid-in capital and established a discount debt. The discount is being amortized over the life of the note (27 months) at an effective rate of 14.98%. The note is carried net of the discount. Future accretion of the carrying value of the note is expected as follows:

Face amount of note	$1,150,000
Amortization of discount through 2012	(146,059)
Current carrying value	$1,003,941

  7. Supplementary Cash Flow Disclosure:

	2011	2010
Fair Value of equity instruments issued as loan incentives	$ -0-	$294,297

8. Going Concern

The accompanying financial statements have been prepared assuming that the company will continue as a going concern, which contemplates the recoverability of assets and the satisfaction of liabilities in the normal course of business. Currently, the Company has a minimum cash balance available for the payment of ongoing operating expenses, and its operations has not of yet produced any revenue, which would allow it to cover its operational costs and allow it to continue as a going concern. Since inception, the Company has incurred a deficit during its development stage of approximately $75.0 million and consumed approximately $21.0 million. The continued operations of the Company is dependent upon implementing airline service that would generate profits and raising sufficient capital through placement of its common stock or issuance of debt securities, which would enable the Company to carry out its business plan.

In the event we do not generate sufficient funds from revenues or financing through the issuance of our common stock or from debt financing, we may be unable to fully implement our business plan and pay our obligations as they become due, any of which circumstances would have a material adverse effect on our business prospects, financial condition, and results of operations. The accompanying financial statements do not include any adjustments that might be required should the Company be unable to recover the value of its assets or satisfy its liabilities.

During 2011 and into 2012, we continue to finance our operations through the issuance of our common stock and the continued exercise of warrants. Until revenue operations begin, our monthly expenditures for administrative and regulatory compliance can be controlled at about $180,000-$200,000.

In 2011, we raised $7.8 million a private placement in order to start revenue flight operations. Revenue services did not start in 2011 as planned, and, as of April 15, 2012, we still have not implemented revenue producing services. At the time flight service is inaugurated, the company plans to have approximately 15 management and 45 staff personnel.

Management has considered the overall pipeline effect that enhances the initial cash position of a startup carrier. It is the industry practice for passengers to purchase tickets in advance of their flights while service vendors bill the carrier later.

In order that a new airline would not fly empty on day one, approximately 30 days prior to the expected inaugural date the DOT authorizes sales of tickets and cargo. Such funds from advance sales, estimated at approximately $3 million for the company, accumulate in an escrow account, and are released upon the issuance of the air carrier certificate.

There can be no assurance that additional financing will be available on terms favorable to us or at all. If adequate funds are not available or are not available on acceptable terms, we may not be able to fund expansion.